Segment Information Capital Expenditures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditures	$ 465.8	$ 456.0	$ 385.6
Corporate and other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditures	7.0	2.9	1.4
Passive Safety
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditures	405.6	389.0	326.8
Electronics
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditures	$ 53.2	$ 64.1	$ 57.4